                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:
                 ----------------------------------
                 111 West Jackson Blvd., 20,h Floor
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

         William J. Shimanek          Chicago, Illinois   February 13, 2009
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:     138
                                        --------------------

Form 13F Information Table Value Total: 563,862
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]


Column 1                 Column 2         Column 3 Column 4        Column 5         Column 6   Column 7          Column 8
------------------------ --------------- --------- -------- ----------------------- ---------- -------- --------------------------
                                                   VALUE    SHRS OR        SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      CUSIP (X$1000) PRN AMT        PRN CALL DISCRETION MANAGERS SOLE           SHARED NONE
------------------------ ---------------------------------------------------------------------------------------------------------
ASM INTL NV              BOND            00207DAG7    1,596   2,500,000.00 PRN      SOLE                  2,500,000.00
ADVANCED TECHNOLOGY ACQU
  COR                    WARRANT         007556111    1,510        200,000 SH       SOLE                       200,000
ALTERNATIVE ASSET MGMT
  ACQU                   COM             02149U101    2,845     307,900.00 SH       SOLE                    307,900.00
AMERICREDIT CORP         BOND            03060RAR2      816   2,000,000.00 PRN      SOLE                  2,000,000.00
AMGEN INC                BOND            031162AN0   31,319  32,500,000.00 PRN      SOLE                 32,500,000.00
APEX BIOVENTURES ACQ
  CORP                   COM             03753Q105      462      62,400.00 SH       SOLE                     62,400.00
APEX BIOVENTURES ACQ
  CORP                   WARRANT         03753Q113       92         12,400 SH       SOLE                        12,400
ATHEROGENICS INC         BOND            047439AD6      861   9,250,000.00 PRN      SOLE                  9,250,000.00
ATHEROGENICS INC         BOND            047439AE4      815   8,250,000.00 PRN      SOLE                  8,250,000.00
BERKLEY W R CORP         COM             084423952    1,283         41,400 SH  PUT  SOLE                        41,400
BLACKROCK INC            BOND            09247XAB7    8,037   5,750,000.00 PRN      SOLE                  5,750,000.00
BOISE INC                WARRANT         09746Y113       43         99,200 SH       SOLE                        99,200
BOSTON PPTYS LTD
  PARTNERSHIP            BOND            10112RAG9    2,944   3,750,000.00 PRN      SOLE                  3,750,000.00
CMS ENERGY CORP          COM             125896950      285         28,200 SH  PUT  SOLE                        28,200
CAPITALSOURCE INC        BOND            14055XAE2    2,848   5,000,000.00 PRN      SOLE                  5,000,000.00
CEPHALON INC             BOND            156708AL3   27,453  20,059,000.00 PRN      SOLE                 20,059,000.00
CHARLES RIV LABS INTL
  INC                    BOND            159864AB3    5,813   7,500,000.00 PRN      SOLE                  7,500,000.00
CHINA MED TECHNOLOGIES
  INC                    COM             169483954      608         30,000 SH  PUT  SOLE                        30,000
CHINA MED TECHNOLOGIES
  INC                    BOND            169483AC8    4,757  10,000,000.00 PRN      SOLE                 10,000,000.00
CHIQUITA BRANDS INTL INC BOND            170032AT3    6,364   8,000,000.00 PRN      SOLE                  8,000,000.00
CISCO SYS INC            COM             17275R102    2,356     144,550.00 SH       SOLE                    144,550.00
CISCO SYS INC            COM             17275R952    2,571        157,700 SH  PUT  SOLE                       157,700
COLUMBUS ACQUISITION
  CORP                   WARRANT         198851115    1,333        172,000 SH       SOLE                       172,000
COMPUCREDIT CORP         BOND            20478NAD2    1,088   5,250,000.00 PRN      SOLE                  5,250,000.00
COOPER CAMERON CORP      BOND            216640AE2   29,815  23,670,000.00 PRN      SOLE                 23,670,000.00
CORE LABORATORIES LP     BOND            21868FAB9    6,090   7,000,000.00 PRN      SOLE                  7,000,000.00
DST SYS INC DEL          BOND            233326AB3   33,152  34,300,000.00 PRN      SOLE                 34,300,000.00
DST SYS INC DEL          BOND            233326AD9    8,022   9,157,000.00 PRN      SOLE                  9,157,000.00
DR PEPPER SNAPPLE GROUP
  INC                    COM             26138E959      518         31,900 SH  PUT  SOLE                        31,900
E M C CORP MASS          BOND            268648AK8    4,920   5,000,000.00 PRN      SOLE                  5,000,000.00
E M C CORP MASS          BOND            268648AM4    7,018   7,500,000.00 PRN      SOLE                  7,500,000.00
EXPEDIA INC DEL          WARRANT         30212P121    1,694        205,634 SH       SOLE                       205,634
FISHER SCIENTIFIC
  INTERNATIONAL INC      BOND            338032AW5    9,245   6,285,000.00 PRN      SOLE                  6,285,000.00
FORD MTR CO DEL          BOND            345370CF5   28,108 106,300,000.00 PRN      SOLE                106,300,000.00
GENERAL MTRS CORP        PREFERRED STOCK 370442717       70         21,140 SH       SOLE                        21,140
GILEAD SCIENCES INC      COM             375558953    2,557         50,000 SH  PUT  SOLE                        50,000
GLOBAL BRANDS
  ACQUISITION CO         COM             378982102    1,871     203,846.00 SH       SOLE                    203,846.00
GLOBAL BRANDS
  ACQUISITION CO         WARRANT         378982110    1,412        153,846 SH       SOLE                       153,846
GLOBAL CONSUMER ACQST
  CORP                   COM             378983100      274      30,000.00 SH       SOLE                     30,000.00
GLG PARTNERS INC         WARRANT         37929X115    2,940      1,295,100 SH       SOLE                     1,295,100
GLOBAL CROSSING LTD      BOND            37932JAA1    2,556   4,900,000.00 PRN      SOLE                  4,900,000.00
GOLDEN POND HEALTHCARE
  INC                    COM             38116J109      270      37,300.00 SH       SOLE                     37,300.00
GREAT ATLANTIC & PAC TEA
  INC                    COM             390064103      289      46,055.00 SH       SOLE                     46,055.00
GREAT ATLANTIC & PAC TEA
  INC                    BOND            390064AJ2      796   1,500,000.00 PRN      SOLE                  1,500,000.00
GREAT ATLANTIC & PAC TEA
  INC                    BOND            390064AK9    3,852   7,500,000.00 PRN      SOLE                  7,500,000.00
ENZON PHARMACEUTICALS
  INC                    BOND            293904AE8      268     370,000.00 PRN      SOLE                    370,000.00
GREENBRIER COS INC       BOND            393657AD3    1,049   2,300,000.00 PRN      SOLE                  2,300,000.00
HICKS ACQUISITION CO I
  INC                    WARRANT         429086127    1,830        200,000 SH       SOLE                       200,000
HICKS ACQUISITION CO I
  INC                    COM             429086309      933     102,564.00 SH       SOLE                    102,564.00
HIGHWOODS PPTYS INC      COM             431284958      643         23,500 SH  PUT  SOLE                        23,500
HOSPITALITY PPTYS TR     BOND            44106MAK8    6,542  10,500,000.00 PRN      SOLE                 10,500,000.00
HUMAN GENOME SCIENCES
  INC                    BOND            444903AK4    3,075  10,000,000.00 PRN      SOLE                 10,000,000.00
ILLUMINA INC             BOND            452327AB5    2,025   1,660,000.00 PRN      SOLE                  1,660,000.00
INCYTE CORP              BOND            45337CAF9   11,968  22,160,000.00 PRN      SOLE                 22,160,000.00

INFORMATION SERVICES
  GROUP I                WARRANT         45675Y112      777        228,600 SH       SOLE                       228,600
INTER ATLANTIC FINANCIAL
  INC                    COM             45890H100      985     134,000.00 SH       SOLE                    134,000.00
INTER ATLANTIC FINANCIAL
  INC                    WARRANT         45890H118      588         80,000 SH       SOLE                        80,000
ITRON INC                BOND            465741AJ5    1,523   1,400,000.00 PRN      SOLE                  1,400,000.00
JAKKS PAC INC            BOND            47012EAB2    2,283   2,000,000.00 PRN      SOLE                  2,000,000.00
JETBLUE AIRWAYS CORP     BOND            477143AD3   11,894   7,000,000.00 PRN      SOLE                  7,000,000.00
JETBLUE AIRWAYS CORP     BOND            477143AE1    3,462   2,000,000.00 PRN      SOLE                  2,000,000.00
KBL HEALTHCARE ACQUIS
  CORP I                 COM             48241N107    1,287     173,900.00 SH       SOLE                    173,900.00
K V PHARMACEUTICAL CO    BOND            482740AC1      782   2,500,000.00 PRN      SOLE                  2,500,000.00
LABORATORY CORP OF AMER
  HLDGS                  BOND            50540RAG7   10,889  12,300,000.00 PRN      SOLE                 12,300,000.00
LUCENT TECHNOLOGIES INC  BOND            549463AG2    4,161   5,000,000.00 PRN      SOLE                  5,000,000.00
LUCENT TECHNOLOGIES INC  BOND            549463AH0    2,383   5,000,000.00 PRN      SOLE                  5,000,000.00
MAXTOR CORP              BOND            577729AE6    3,060   5,000,000.00 PRN      SOLE                  5,000,000.00
MEDIA & ENTMT HOLDINGS
  INC                    COM             58439W108      592      76,923.00 SH       SOLE                     76,923.00
MEDIA & ENTMT HOLDINGS
  INC                    WARRANT         58439W116      592         76,923 SH       SOLE                        76,923
MEDICIS PHARMACEUTICAL
  CORP                   BOND            58470KAA2      715   1,000,000.00 PRN      SOLE                  1,000,000.00
MEDTRONIC INC            BOND            585055AL0    7,026   7,500,000.00 PRN      SOLE                  7,500,000.00
MICROCHIP TECHNOLOGY INC COM             595017954      391         20,000 SH  PUT  SOLE                        20,000
MIRANT CORP NEW          WARRANT         60467R118    2,964        157,100 SH       SOLE                       157,100
NCI BUILDING SYS INC     COM             628852955      408         25,000 SH  PUT  SOLE                        25,000
NCI BUILDING SYS INC     BOND            628852AG0   15,006  21,121,000.00 PRN      SOLE                 21,121,000.00
NRG ENERGY INC           COM             629377508      313      13,400.00 SH       SOLE                     13,400.00
NTR ACQUISITION CO       COM             629415100    1,238     124,700.00 SH       SOLE                    124,700.00
NABORS INDS INC          BOND            629568AP1    8,675  10,500,000.00 PRN      SOLE                 10,500,000.00
NASH FINCH CO            COM             631158952    2,402         53,500 SH  PUT  SOLE                        53,500
NASH FINCH CO            BOND            631158AD4    2,867   6,462,000.00 PRN      SOLE                  6,462,000.00
NATIONAL CITY CORP       BOND            635405AW3    1,396   1,545,000.00 PRN      SOLE                  1,545,000.00
NATIONAL RETAIL
  PROPERTIES I           COM             637417956       34          2,000 SH  PUT  SOLE                         2,000
NATIONAL RETAIL
  PROPERTIES I           BOND            637417AC0    4,012   5,500,000.00 PRN      SOLE                  5,500,000.00
OMNICOM GROUP INC        BOND            681919AK2    4,965   5,000,000.00 PRN      SOLE                  5,000,000.00
PROLOGIS                 BOND            743410AS1    3,177   7,500,000.00 PRN      SOLE                  7,500,000.00
PROSPECT ACQUISITION
  CORP                   COM             74347T103    1,460     159,564.00 SH       SOLE                    159,564.00
PROSPECT ACQUISITION
  CORP                   WARRANT         74347T111      938        102,564 SH       SOLE                       102,564
QWEST COMMUNICATIONS
  INTL IN                BOND            749121BY4    8,397  10,000,000.00 PRN      SOLE                 10,000,000.00
RAYTHEON CO              WARRANT         755111119   35,626        698,000 SH       SOLE                       698,000
RECKSON OPER
  PARTNERSHIP L P        BOND            75621LAJ3    3,346   4,000,000.00 PRN      SOLE                  4,000,000.00
RED HAT INC              BOND            756577AB8   19,735  19,800,000.00 PRN      SOLE                 19,800,000.00
RENAISSANCE ACQUISITION
  CORP                   COM             75966C305      688     125,000.00 SH       SOLE                    125,000.00
SP ACQUISITION HOLDINGS
  INC                    COM             78470A104      254      27,692.00 SH       SOLE                     27,692.00
SP ACQUISITION HOLDINGS
  INC                    WARRANT         78470A112      253         27,692 SH       SOLE                        27,692
SAPPHIRE INDUSTRIALS
  CORP                   COM             80306T109    1,648     178,990.00 SH       SOLE                    178,990.00
SAPPHIRE INDUSTRIALS
  CORP                   WARRANT         80306T117      938        102,564 SH       SOLE                       102,564
SECURE AMER ACQUISITION
  CORP                   WARRANT         81372L111      266         36,000 SH       SOLE                        36,000
SEPRACOR INC             BOND            817315AU8    3,586   4,781,000.00 PRN      SOLE                  4,781,000.00
SEPRACOR INC             BOND            817315AW4   11,143  12,000,000.00 PRN      SOLE                 12,000,000.00
SPORTS PPTYS ACQUISITION
  COR                    COM             84920F107      327      35,897.00 SH       SOLE                     35,897.00
SPORTS PPTYS ACQUISITION
  COR                    WARRANT         84920F115      327         35,897 SH       SOLE                        35,897
STONELEIGH PARTNERS
  ACQUS CO               WARRANT         861923126    1,062        136,150 SH       SOLE                       136,150
SUPERVALU INC            BOND            868536AP8    2,377   8,000,000.00 PRN      SOLE                  8,000,000.00
SYBASE INC               BOND            871130AB6   10,512   9,500,000.00 PRN      SOLE                  9,500,000.00
TJX COS INC NEW          BOND            872540AL3    4,627   6,054,000.00 PRN      SOLE                  6,054,000.00
TTM TECHNOLOGIES INC     BOND            87305RAC3    1,468   3,000,000.00 PRN      SOLE                  3,000,000.00
TEVA PHARMACEUTICAL
  FIN II L               BOND            88164RAB3   21,588  17,500,000.00 PRN      SOLE                 17,500,000.00
THERAVANCE INC           BOND            88338TAA2    2,179   3,500,000.00 PRN      SOLE                  3,500,000.00
THORATEC CORP            BOND            885175AB5    3,372   3,500,000.00 PRN      SOLE                  3,500,000.00
TRIAN ACQUISITION I CORP COM             89582E108      274      30,769.00 SH       SOLE                     30,769.00
TRIPLECROWN ACQUISITION
  CORP                   COM             89677G109      362      40,049.00 SH       SOLE                     40,049.00
TRIPLECROWN ACQUISITION
  CORP                   WARRANT         89677G117      362         40,049 SH       SOLE                        40,049

UAL CORP                 BOND            902549AH7    2,413   5,000,000.00 PRN      SOLE                  5,000,000.00
USEC INC                 BOND            90333EAC2      427   1,000,000.00 PRN      SOLE                  1,000,000.00
UNITED REFINING ENERGY
  CORP                   COM             911360105      947     102,564.00 SH       SOLE                    102,564.00
UNITED RENTALS NORTH
  AMERICA IN             BOND            911365AH7    8,249  11,720,000.00 PRN      SOLE                 11,720,000.00
VERISIGN INC             COM             92343E952      191         10,000 SH  PUT  SOLE                        10,000
VERISIGN INC             BOND            92343EAD4    7,997  12,500,000.00 PRN      SOLE                 12,500,000.00
VICTORY ACQUISITION CORP COM             92644D100      771      79,492.00 SH       SOLE                     79,492.00
VICTORY ACQUISITION CORP WARRANT         92644D118       75          7,692 SH       SOLE                         7,692
VORNADO RLTY TRUST       BOND            929042AC3    2,234   3,000,000.00 PRN      SOLE                  3,000,000.00
WMS INDS INC             BOND            929297AE9    3,079   1,500,000.00 PRN      SOLE                  1,500,000.00
WASHINGTON MUT INC       PREFERRED STOCK 939322814       62         23,430 SH       SOLE                        23,430
WASHINGTON MUT INC       COM             939322953        0         21,900 SH  CALL SOLE                        21,900
WESCO INTL INC           COM             95082P105      481      25,000.00 SH       SOLE                     25,000.00
WESCO INTL INC           COM             95082P955      481         25,000 SH  PUT  SOLE                        25,000
WRIGHT MED GROUP INC     BOND            98235TAA5      781   1,000,000.00 PRN      SOLE                  1,000,000.00
XILINX INC               COM             983919951      392         22,000 SH  PUT  SOLE                        22,000
XILINX INC               BOND            983919AD3    6,772  10,000,000.00 PRN      SOLE                 10,000,000.00
ASIA SPECIAL SIT ACQST
  CORP                   COM             G0538M105    1,518     167,900.00 SH       SOLE                    167,900.00
ASIA SPECIAL SIT ACQST
  CORP                   COM             G0538M113      984     109,300.00 SH       SOLE                    109,300.00
GLOBAL CROSSING LTD      COM             G3921A955       40          5,000 SH  PUT  SOLE                         5,000
NORTH ASIA INVESTMENT
  CORP                   COM             G66202105    1,262     150,000.00 SH       SOLE                    150,000.00
OVERTURE ACQUISITION
  CORP                   COM             G6830P100      147      16,100.00 SH       SOLE                     16,100.00
CHARDAN 2008 CHINA ACQST
  COR                    COM             G8977T101      648     100,000.00 SH       SOLE                    100,000.00
CHARDAN 2008 CHINA ACQST
  COR                    WARRANT         G8977T119      648        100,000 SH       SOLE                       100,000
NAVIOS MARITIME ACQUIS
  CORP                   COM             Y62159101    1,700     200,000.00 SH       SOLE                    200,000.00
NAVIOS MARITIME ACQUIS
  CORP                   WARRANT         Y62159119    1,700        200,000 SH       SOLE                       200,000